UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West U.S. Government Securities Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 28, 2019 (unaudited)
Rating	Percentage of Fund Investments
Aaa	97.22%
A2	0.71
Not Rated	0.95
Short Term Investments	1.12
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,047.00	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.30	$1.24
Investor Class
Actual	$1,000.00	$1,045.30	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$2.97
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares and 0.60% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.76%
$ 2,331,556	ARL Second LLC(a) Series 2014-1A Class A1 2.92%, 06/15/2044	$ 2,343,749
1,445,000	Carvana Auto Receivables Trust(a) Series 2019-1A Class A3 3.08%, 11/15/2022	1,457,076
22,861	Citicorp Residential Mortgage Trust(b) Series 2006-2 Class A6 5.36%, 09/25/2036	23,255
2,975,000	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	2,978,382
	Mill City Mortgage Loan Trust(a)(c)
	Series 2017-2 Class A1
1,485,745	2.75%, 07/25/2059	1,490,223
	Series 2018-1 Class A1
1,023,957	3.25%, 05/25/2062	1,037,925
906,370	SoFi Professional Loan Program Trust(a) Series 2018-B Class A1FX 2.64%, 08/25/2047	908,412
	Towd Point Mortgage Trust(a)(c)
	Series 2015-1 Class A2
5,000,000	3.25%, 10/25/2053	5,044,139
	Series 2015-4 Class A1B
400,037	2.75%, 04/25/2055	400,666
	Series 2015-5 Class A1B
372,294	2.75%, 05/25/2055	373,036
	Series 2017-2 Class A1
1,077,272	2.75%, 04/25/2057	1,078,996
1,700,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	1,712,132
		18,847,991
U.S. Government Agency — 0.05%
152,794	Federal Home Loan Mortgage Corp Structured Pass-Through Certificates(d) Series T-34 Class A1V 2.52%, 07/25/2031 1-mo. LIBOR + 0.12%	152,117
TOTAL ASSET-BACKED SECURITIES — 5.81% (Cost $18,905,111)		$ 19,000,108
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.92%
861,688	Citigroup Mortgage Loan Trust(a)(c) Series 2018-RP1 Class A1 3.00%, 09/25/2064	873,064
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,103,704	MetLife Securitization Trust(a)(c) Series 2017-1A Class A 3.00%, 04/25/2055	$ 2,122,882
		2,995,946
U.S. Government Agency — 73.28%
432,632	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	429,199
	Federal Home Loan Mortgage Corp
3,338	11.00%, 07/01/2020	3,356
10,781	11.00%, 08/01/2020	10,900
20,620	5.50%, 04/01/2022	21,290
241,571	4.50%, 04/01/2024	249,356
134,138	4.50%, 05/01/2024	139,369
154,862	4.50%, 12/01/2024	159,894
2,881	9.50%, 04/01/2025	3,100
176,904	4.00%, 03/01/2026	184,534
1,609,719	3.00%, 12/01/2026	1,647,909
500,933	2.50%, 01/01/2029	505,422
781,038	3.00%, 07/01/2029	800,784
929,624	3.50%, 02/01/2032	964,472
19,008	7.50%, 03/01/2032	19,042
86,964	5.50%, 08/01/2033	96,561
62,358	5.50%, 01/01/2034	69,288
826,846	4.00%, 05/01/2034	871,169
142,637	5.50%, 10/01/2034	157,155
442,248	5.00%, 09/01/2035	483,661
320,374	5.00%, 12/01/2035	350,385
19,575	5.00%, 01/01/2036	21,086
275,133	6.00%, 01/01/2036	312,091
144,539	6.00%, 03/01/2036	163,874
131,503	6.00%, 07/01/2036	150,231
1,991,949	3.00%, 09/01/2036	2,028,990
28,795	5.50%, 05/01/2038	31,295
26,956	6.00%, 05/01/2038	30,536
94,265	5.00%, 06/01/2038	102,382
660,519	4.50%, 02/01/2040	709,676
899,592	5.00%, 03/01/2040	973,646
549,491	4.00%, 10/01/2040	579,751
745,651	4.00%, 01/01/2041	786,714
410,228	4.00%, 02/01/2041	432,821
499,402	3.50%, 02/01/2042	518,637
522,106	4.00%, 03/01/2042	550,869
1,708,752	3.50%, 06/01/2042	1,774,573
342,947	3.50%, 11/01/2042	356,148
1,845,569	3.00%, 04/01/2043	1,877,676
679,101	4.00%, 06/01/2043	716,535
1,459,359	3.00%, 07/01/2043	1,484,749
1,879,173	4.00%, 05/01/2044	1,980,193
1,812,193	3.50%, 10/01/2045	1,869,619
859,165	3.00%, 10/01/2046	870,438
5,474,001	3.00%, 11/01/2046	5,549,914
3,453,510	3.00%, 12/01/2046	3,494,553
2,271,906	3.50%, 10/01/2047	2,339,645
10,302,413	3.50%, 11/01/2047	10,607,407

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,704,083	4.00%, 05/01/2048	$ 1,773,601
4,694,213	4.00%, 09/01/2048	4,873,623
2,477,739	4.00%, 10/01/2048	2,574,536
2,392,131	4.00%, 03/01/2049	2,472,679
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K056 Class A1
1,544,117	2.20%, 07/25/2025	1,543,381
	Series K072 Class A1
1,437,303	3.25%, 11/25/2027	1,503,843
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(c)	2,675,651
	Series K091 Class A1
2,993,709	3.34%, 10/25/2028	3,162,531
	Series K722 Class A2
3,000,000	2.41%, 03/25/2023	3,027,424
	Series K723 Class AM
3,800,000	2.53%, 09/25/2023	3,852,687
	Series K724 Class AM
5,000,000	3.13%, 11/25/2023(c)	5,189,075
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(c)	5,187,987
	Federal National Mortgage Association
29,403	5.00%, 06/01/2023	30,251
3,340	8.50%, 08/01/2024	3,602
623,616	4.00%, 01/01/2025	654,255
203,999	4.00%, 07/01/2025	212,163
214,486	4.00%, 09/01/2025	223,139
716,884	3.50%, 11/01/2025	739,921
174,340	4.00%, 12/01/2025	181,378
312,440	3.00%, 06/01/2027	319,672
1,389,937	3.00%, 08/01/2029	1,420,470
174,630	4.50%, 02/01/2030	185,885
182,671	4.50%, 03/01/2030	194,445
941,312	2.50%, 06/01/2030	949,225
859,499	3.00%, 10/01/2030	878,380
52,977	7.00%, 02/01/2031	58,668
67,958	7.00%, 09/01/2031	79,301
148,857	6.50%, 12/01/2031	165,099
82,376	7.00%, 12/01/2031	89,628
322,623	6.50%, 01/01/2032	357,826
42,442	7.00%, 01/01/2032	42,875
151,027	6.50%, 02/01/2032	167,506
2,470,803	3.00%, 05/01/2032	2,515,154
419,972	3.00%, 08/01/2032	429,220
152,451	6.00%, 02/01/2033	157,970
180,972	6.00%, 03/01/2033	205,629
169,568	5.50%, 07/01/2033	186,820
328,314	5.00%, 09/01/2033	356,545
79,016	5.50%, 09/01/2033	86,747
234,605	5.50%, 11/01/2033	260,465
109,197	5.50%, 03/01/2034	121,285
983,364	3.00%, 05/01/2034	1,002,981
78,702	5.50%, 10/01/2034	87,314
142,544	5.50%, 12/01/2034	158,272
267,150	5.50%, 02/01/2035	296,758
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 703,575	3.50%, 04/01/2035	$ 726,086
18,469	5.00%, 08/01/2035	20,161
152,688	5.00%, 09/01/2035	165,768
351,523	5.00%, 10/01/2035	384,259
128,621	5.50%, 10/01/2035	142,853
252,963	6.00%, 12/01/2035	286,836
128,481	5.50%, 01/01/2036	142,605
153,524	6.00%, 01/01/2036	173,952
52,630	6.00%, 02/01/2036	59,678
52,685	6.00%, 03/01/2036	59,708
217,403	5.50%, 05/01/2036	240,827
70,666	6.00%, 05/01/2037	80,135
123,992	5.00%, 07/01/2037	134,677
279,332	5.50%, 03/01/2038	303,539
285,094	5.50%, 06/01/2038	316,296
168,285	4.50%, 02/01/2039	180,511
247,528	5.00%, 04/01/2039	268,589
600,632	4.50%, 05/01/2039	647,287
293,884	4.50%, 06/01/2039	315,737
703,634	4.50%, 08/01/2039	755,276
682,124	5.00%, 11/01/2039	741,152
328,918	5.00%, 12/01/2039	357,331
147,543	4.50%, 03/01/2040	158,456
387,154	5.00%, 06/01/2040	420,548
1,192,027	4.50%, 08/01/2040	1,280,193
171,253	4.50%, 09/01/2040	183,919
708,894	5.00%, 09/01/2040	769,800
385,192	4.50%, 11/01/2040	413,598
434,750	5.00%, 01/01/2041	467,414
385,320	4.50%, 02/01/2041	413,785
119,924	4.00%, 03/01/2041	126,447
2,235,431	4.50%, 03/01/2041	2,400,342
568,155	4.50%, 04/01/2041	608,500
540,876	4.00%, 09/01/2041	570,310
615,368	4.50%, 10/01/2041	660,887
1,770,691	3.50%, 12/01/2041	1,837,754
1,906,646	4.00%, 12/01/2041	2,014,116
1,084,902	4.00%, 07/01/2042	1,147,961
340,386	3.00%, 09/01/2042	346,095
1,078,255	3.50%, 09/01/2042	1,095,080
899,021	3.50%, 10/01/2042	933,077
664,199	3.00%, 12/01/2042	675,340
1,880,656	3.00%, 03/01/2043	1,912,125
1,788,871	3.00%, 05/01/2043	1,818,877
1,208,081	3.00%, 07/01/2043	1,208,554
1,021,195	3.00%, 08/01/2043	1,038,325
716,067	3.00%, 09/01/2043	728,077
732,305	4.00%, 07/01/2045	766,679
1,147,815	3.50%, 08/01/2045	1,183,447
6,436,587	3.50%, 12/01/2045	6,636,419
6,066,942	3.50%, 01/01/2046	6,255,303
1,382,141	3.50%, 02/01/2046	1,425,040
2,129,871	3.50%, 03/01/2046	2,194,997
2,674,351	3.50%, 07/01/2046	2,754,479
1,000,445	3.50%, 09/01/2046	1,029,149
5,908,608	3.00%, 10/01/2046	6,006,846
2,493,675	3.00%, 11/01/2046	2,522,803
1,427,305	3.50%, 12/01/2046	1,469,408

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,626,593	4.00%, 03/01/2047	$ 1,699,487
1,643,559	4.00%, 06/01/2047	1,714,519
2,451,808	4.50%, 06/01/2047	2,581,202
1,920,603	3.50%, 07/01/2047	1,976,633
2,742,480	4.00%, 07/01/2047	2,857,521
4,012,034	3.50%, 08/01/2047	4,129,073
5,660,919	4.00%, 08/01/2047	5,896,594
97,557	3.50%, 12/01/2047	100,403
1,982,167	3.50%, 08/01/2056	2,035,748
2,093,132	3.00%, 02/01/2057	2,110,140
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2018-39 Class EA
2,066,950	3.00%, 06/25/2048	2,096,805
	Series 2018-43 Class JD
2,551,534	3.00%, 06/25/2048	2,600,170
	Series 2018-51 Class A
2,827,758	3.00%, 07/25/2048	2,889,080
	Government National Mortgage Association
4,008	8.00%, 11/20/2023	4,251
2,264	7.50%, 10/20/2028	2,496
1,969	7.50%, 12/20/2028	2,151
162,753	5.00%, 10/20/2033	176,500
133,880	5.00%, 02/20/2034	143,972
142,921	5.50%, 11/20/2034	156,525
119,281	5.50%, 04/20/2035	130,695
111,801	5.00%, 12/20/2035	120,261
75,044	5.50%, 05/20/2039	82,241
1,639,348	4.00%, 12/15/2040	1,740,784
940,151	4.00%, 01/15/2041	998,349
1,013,329	4.00%, 03/20/2041	1,073,270
302,302	4.00%, 05/20/2041	320,136
1,176,307	4.00%, 07/20/2041	1,245,623
770,309	4.00%, 09/15/2041	818,344
538,363	3.50%, 08/15/2042	558,628
2,421,763	3.50%, 08/20/2045	2,505,247
1,844,184	3.50%, 12/20/2045	1,918,711
1,226,375	3.00%, 01/20/2046	1,256,325
1,308,013	3.50%, 01/20/2046	1,353,226
934,843	3.00%, 04/20/2046	956,483
1,349,619	3.50%, 04/20/2046	1,396,271
1,464,635	3.00%, 09/20/2046	1,499,478
569,703	3.00%, 10/20/2046	582,912
1,108,823	3.50%, 06/20/2047	1,144,781
1,954,936	4.00%, 09/20/2047	2,038,110
1,840,504	4.50%, 05/20/2048	1,918,984
9,285,753	4.50%, 09/20/2048	9,733,832
1,923,477	5.00%, 09/20/2048	1,989,006
	Series 2018-94 Class AC
3,023,089	3.50%, 07/20/2048	3,125,040
4,460,000	Uniform Mortgage-Backed Security(e) 3.00%, TBA	4,492,526
	Vendee Mortgage Trust
	Series 1993-3 Class 1
263,020	5.49%, 09/15/2023(c)	272,357
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 1996-3 Class 1Z
$ 655,492	6.75%, 09/15/2026	$ 711,031
	Series 2002-1 Class 1A
333,160	6.00%, 10/15/2031	370,596
	Series 2008-1 Class GD
825,405	5.25%, 01/15/2032	853,186
	Series 2011-2 Class V
1,206,330	3.75%, 02/15/2028	1,213,895
		239,707,773
TOTAL MORTGAGE-BACKED SECURITIES — 74.20% (Cost $240,580,254)		$242,703,719
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,516,411
500,000	5.75%, 06/12/2026	617,243
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.65% (Cost $2,045,348)		$ 2,133,654
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,750,000	1.75%, 02/28/2022	3,751,172
3,000,000	1.63%, 11/15/2022	2,988,867
3,500,000	2.75%, 04/30/2023	3,629,746
1,000,000	2.75%, 07/31/2023	1,039,219
11,862,500	2.75%, 02/28/2025	12,456,088
2,000,000	2.75%, 06/30/2025	2,103,594
2,000,000	2.88%, 07/31/2025	2,118,672
3,000,000	2.25%, 11/15/2025	3,070,547
4,000,000	2.63%, 12/31/2025	4,186,875
1,900,000	3.50%, 02/15/2039	2,254,840
4,250,000	3.13%, 02/15/2043	4,734,932
3,250,000	2.88%, 05/15/2043	3,472,803
4,200,000	2.50%, 02/15/2045	4,179,328
1,750,000	2.50%, 02/15/2046	1,738,516
1,500,000	2.75%, 11/15/2047	1,563,398
3,500,000	3.00%, 02/15/2048	3,828,535
1,750,000	3.13%, 05/15/2048	1,961,025
4,000,000	3.00%, 08/15/2048	4,380,312
TOTAL U.S. TREASURY BONDS AND NOTES — 19.40% (Cost $60,097,841)		$ 63,458,469

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.07%
$ 3,500,000	Federal Home Loan Bank 2.19%, 08/13/2019	$ 3,490,593
Repurchase Agreements — 0.06%
200,000	Repurchase agreement (principal amount/value $200,000 with a maturity value of $200,038 with Daiwa Capital Markets America Inc, 2.25%, dated 6/28/19 to be repurchased at $200,038 on 7/1/19 collateralized by U.S. Treasury securities, 0.00% - 2.25%, 6/30/19 - 12/31/24, with a value of $204,030.	200,000
SHORT TERM INVESTMENTS — 1.13% (Cost $3,690,593)		$ 3,690,593
TOTAL INVESTMENTS — 101.19% (Cost $325,319,147)		$330,986,543
OTHER ASSETS & LIABILITIES, NET — (1.19)%		$ (3,898,357)
TOTAL NET ASSETS — 100.00%		$327,088,186
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 28, 2019. Maturity date disclosed represents final maturity date.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TBA	To Be Announced
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value(a)	$330,786,543
Repurchase agreements, fair value(b)	200,000
Cash	166,438
Interest receivable	1,210,172
Subscriptions receivable	228,218
Receivable for investments sold	19,513
Total Assets	332,610,884
LIABILITIES:
Due to broker (TBAs)	4,495,819
Payable for director fees	3,056
Payable for other accrued fees	51,697
Payable for shareholder services fees	33,074
Payable to investment adviser	52,129
Redemptions payable	886,923
Total Liabilities	5,522,698
NET ASSETS	$327,088,186
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,128,766
Paid-in capital in excess of par	322,022,942
Total distributable earnings	1,936,478
NET ASSETS	$327,088,186
NET ASSETS BY CLASS
Investor Class	$122,885,562
Institutional Class	$204,202,624
CAPITAL STOCK:
Authorized
Investor Class	75,000,000
Institutional Class	75,000,000
Issued and Outstanding
Investor Class	10,074,073
Institutional Class	21,213,589
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.20
Institutional Class	$9.63
(a) Cost of investments	$325,119,147
(b) Cost of repurchase agreements	$200,000
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$4,771,457
Income from securities lending	693
Total Income	4,772,150
EXPENSES:
Management fees	358,825
Shareholder services fees – Investor Class	208,309
Audit and tax fees	17,362
Custodian fees	10,681
Director's fees	10,228
Legal fees	1,541
Pricing fees	10,344
Registration fees	17,289
Shareholder report fees	1,960
Transfer agent fees	4,630
Other fees	370
Total Expenses	641,539
Less amount waived by investment adviser	43,202
Net Expenses	598,337
NET INVESTMENT INCOME	4,173,813
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	221,615
Net Realized Gain	221,615
Net change in unrealized appreciation on investments	10,101,303
Net Change in Unrealized Appreciation	10,101,303
Net Realized and Unrealized Gain	10,322,918
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,496,731
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West U.S. Government Securities Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$4,173,813	$8,431,833
Net realized gain (loss)	221,615	(2,772,018)
Net change in unrealized appreciation (depreciation)	10,101,303	(3,810,345)
Net Increase in Net Assets Resulting from Operations	14,496,731	1,849,470
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(21,346)
Institutional Class	-	(31,913)
From return of capital	0	(53,259)
From net investment income and net realized gains
Investor Class	(1,128,705)	(2,298,264)
Institutional Class	(2,884,992)	(6,095,757)
From net investment income and net realized gains	(4,013,697)	(8,394,021)
Total Distributions	(4,013,697)	(8,447,280)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	32,926,135	65,852,104
Institutional Class	34,602,279	38,094,376
Shares issued in reinvestment of distributions
Investor Class	1,128,705	2,319,610
Institutional Class	2,884,992	6,127,670
Shares redeemed
Investor Class	(38,342,447)	(85,210,711)
Institutional Class	(23,328,202)	(84,607,038)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	9,871,462	(57,423,989)
Total Increase (Decrease) in Net Assets	20,354,496	(64,021,799)
NET ASSETS:
Beginning of Period	306,733,690	370,755,489
End of Period	$327,088,186	$306,733,690
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,754,794	5,636,695
Institutional Class	3,666,650	4,085,601
Shares issued in reinvestment of distributions
Investor Class	93,471	198,884
Institutional Class	302,494	660,255
Shares redeemed
Investor Class	(3,208,608)	(7,277,338)
Institutional Class	(2,458,310)	(9,026,486)
Net Increase (Decrease)	1,150,491	(5,722,389)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$11.78	0.14	0.39	0.53	-	(0.11)	-	(0.11)	$12.20	4.53% (d)
12/31/2018	$11.95	0.28	(0.23)	0.05	(0.00) (e)	(0.22)	-	(0.22)	$11.78	0.47%
12/31/2017	$11.85	0.25	0.01	0.26	-	(0.16)	-	(0.16)	$11.95	2.21%
12/31/2016	$11.95	0.23	(0.08)	0.15	(0.00) (e)	(0.21)	(0.04)	(0.25)	$11.85	1.22%
12/31/2015	$12.13	0.27	(0.17)	0.10	(0.00) (e)	(0.25)	(0.03)	(0.28)	$11.95	0.79%
12/31/2014	$11.80	0.29	0.35	0.64	-	(0.30)	(0.01)	(0.31)	$12.13	5.45%
Institutional Class
06/28/2019(Unaudited)	$ 9.33	0.13	0.31	0.44	-	(0.14)	-	(0.14)	$ 9.63	4.70% (d)
12/31/2018	$ 9.54	0.26	(0.18)	0.08	(0.00) (e)	(0.29)	-	(0.29)	$ 9.33	0.92%
12/31/2017	$ 9.60	0.23	0.01	0.24	-	(0.30)	-	(0.30)	$ 9.54	2.49%
12/31/2016	$ 9.75	0.22	(0.07)	0.15	(0.00) (e)	(0.26)	(0.04)	(0.30)	$ 9.60	1.52%
12/31/2015 (f)	$10.00	0.17	(0.18)	(0.01)	(0.00) (e)	(0.21)	(0.03)	(0.24)	$ 9.75	(0.11%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$122,886	0.64% (h)	0.60% (h)	2.46% (h)	28% (d)(i)
12/31/2018	$122,940	0.64%	0.60%	2.39%	44% (j)
12/31/2017	$141,876	0.62%	0.60%	2.07%	83% (k)
12/31/2016	$205,403	0.60%	0.60%	1.90%	99% (l)
12/31/2015	$144,249	0.60%	0.60%	2.23%	42%
12/31/2014	$302,547	0.60%	0.60%	2.37%	38%
Institutional Class
06/28/2019 (Unaudited)	$204,203	0.27% (h)	0.25% (h)	2.81% (h)	28% (d)(i)
12/31/2018	$183,794	0.26%	0.25%	2.75%	44% (j)
12/31/2017	$228,880	0.26%	0.25%	2.42%	83% (k)
12/31/2016	$185,138	0.25%	0.25%	2.27%	99% (l)
12/31/2015 (f)	$153,855	0.25% (h)	0.25% (h)	2.52% (h)	42%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 24%.
(j)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 43%.
(k)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 50%.
(l)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 99%.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West U.S. Government Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Semi-Annual Report - June 28, 2019

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 28, 2019

To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At June 28, 2019, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$325,347,118
Gross unrealized appreciation on investments	6,963,836
Gross unrealized depreciation on investments	(1,324,411)
Net unrealized appreciation on investments	$5,639,425

Semi-Annual Report - June 28, 2019

2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 28, 2019.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral Pledged (Received)(a)	Net Amount
Repurchase agreements	$200,000	$—	$(200,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$65,255	$74,129	$43,202	$0
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $13,635,977 and $16,119,120, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $88,192,548 and $73,038,060, respectively.

Semi-Annual Report - June 28, 2019

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or recipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 28, 2019.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West U.S. Government Securities Fund (the “Fund”), a series of the Company.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a composite of its benchmark indices (80% Barclays U.S. Mortgage-Backed Securities Index and 20% Barclays U.S. Government Index) and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2018 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark composite and performance universe. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark composite and to a peer group of funds.
The Board noted that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers). As to the Fund’s Institutional Class, the annualized returns were in the second and third quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively. The Board also observed that although the Fund’s Investor Class underperformed its benchmark composite for each of the one, three- and five-year periods ended December 31, 2018, the Investor Class outperformed its benchmark composite for the ten-year period ended December 31, 2018, and the Institutional Class approximated and outperformed its benchmark composite for the one- and three-year periods ended December 31, 2018, respectively. In assessing the performance data, the Board took into account the information provided by GWCM concerning the portfolio management due diligence and monitoring processes employed for internally-managed core funds, including the Fund. The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fee payable by the Fund and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.

In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median contractual management fee of its respective peer group (and the lowest in the peer group for the Institutional Class) and the total annual operating expense ratio was in the first quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), which was lower than the median expense ratio. The Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019